Hamilton Lane Private Assets Fund

Consolidated Schedule of Investments

December 31, 2024 (Unaudited)

Investments - 111.26%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Fair Value
Direct Investments - 42.02% ^
Direct Credit - 4.12%
North America - 2.53%
Consumer Discretionary - 0.12%
Lash OpCo, LLC.[1,2] (Principal amount $3,612,693)	SOFR + 2.65% + 4.35% PIK (1% Floor)[3]	3/18/2026	Senior Debt	12/29/2021	$3,584,515	#

Containers and Packaging - 0.19%
Arctic Holdco, LLC.[1,2] (Principal amount $5,897,348)	Cash 6.00% + 3M CME Term SOFR (1% Floor)[3]	12/23/2026	Senior Debt	5/7/2021	5,838,375	#

Diversified Financials - 0.31%
AMLRS Holdings, Inc.[1,4] (Principal amount $4,748,469)	3M SOFR + 6.25% (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	4,603,874	#
Cerity Partners Equity Holding, LLC.[1,2,4] (Principal amount $5,063,775)	Cash 6.75% + SOFR[3]	7/28/2029	First Lien, Senior Secured	3/3/2023	5,024,356	#
Total Diversified Financials					9,628,230

Food Products - 0.12%
Woof Holdings, Inc.[1,5] (Principal amount $4,925,000)	Cash 3.75% + SOFR[3]	12/21/2027	First Lien Term Loan	7/5/2023	3,720,838	#

Health Care - 0.36%
Teal Acquisition Co., Inc.[1] (Principal amount $154,991)	3M SOFR + 6.25% (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	154,371	#
TNAA Holdco, LLC.[1,2,4] (Principal amount $5,952,494)	Cash 6.50% + SOFR (1% Floor)[3]	12/16/2026	Senior Debt	12/16/2021	5,622,707	#
United Digestive MSO Parent, LLC.[1,2,4] (Principal amount $6,762,360)	Cash 6.75% + SOFR (1.00% Floor)[3]	3/30/2029	First Lien, Senior Secured	3/30/2023	5,352,360	#
Total Health Care					11,129,438

Industrials - 0.3%
Apex Service Partners LLC.[1,4,5] (Principal amount $9,184,848)	SOFR + 5.00% + 2.00%PIK (1.00% Floor)[3]	10/24/2030	Term Loan	11/7/2023	9,092,999	#

Information Technology - 0.21%
Everberg CIS Holdings, LLC.[1,2,4] (Principal amount $576,596)	SOFR + 8.20% (1% Floor)[3]	4/14/2026	Senior Secured	4/5/2021	452,213	#
Everberg SC Holdings III, LLC.[1,2,4] (Principal amount $691,690)	SOFR + 8.77% (1% Floor)[3]	4/14/2026	Incremental Term Loan	7/6/2022	592,340	#
Everberg SC Holdings IV, LLC.[1,2] (Principal amount $222,264)	SOFR + 12.00% PIK (1.5% Floor)[3]	N/A	Preferred Equity	7/6/2022	332,081	#
Madison Logic Holdings, Inc.[1,2,4] (Principal amount $3,704,325)	Cash 7.00% + 3M CME Term SOFR (1% Floor)[3]	12/30/2028	Initial Term Loan, Senior Debt	2/22/2023	3,548,372	#
Redstone Holdco 2, L.P.[1,2] (Principal amount $3,000,000)	SOFR + 7.75%[3]	4/27/2029	Senior Debt	5/20/2021	1,471,647	#
Total Information Technology					6,396,653

Professional Services - 0.27%
ManTech International Corporation[1,5] (Principal amount $8,331,572)	Cash 5.75% + SOFR[3]	9/14/2029	Initial Term Loan and Delay Draw term Loan	8/10/2023	8,414,888	#

Software and Services - 0.13%
Career Step, LLC.[1] (2,673,454 shares)	3M SOFR + 9.75% (1% Floor)[3]	N/A	Preferred Equity	11/17/2020	2,773,306	#
Packers Software Intermediate Holdings, Inc.[1,4] (Principal amount $1,267,953)	3M SOFR + 7.75%[3]	11/12/2028	Second lien term loan	11/12/2020	1,204,685	#
Total Software and services					3,977,991

Veterinary Services - 0.52%
PetVet Care Centers, LLC.1.4,5 (3000 Series A Preferred shares, Principal amount $12,717,045)	SOFR + 6.00%[3]	11/15/2030	Initial Term Loan	11/15/2023	16,108,801	#
Total North America					77,892,728

Western Europe - 1.59%
Financials - 0.8%
AIOF II Galway Co-Invest, L.P.*[1,4,5]		N/A	Limited Partnership Interest	9/29/2023	24,706,340

Industrials - 0.5%
European Credit 2022 One Sarl - ICG SDP 5-A (EUR)[1,5,7] (Principal amount $12,100,000)	SONIA + 1.30%[3]	11/7/1930	Initial Term Loan	6/24/2024	15,168,515	#

Software Solutions - 0.29%
Finastra USA, Inc.[1,4,5] (Principal amount $8,992,199)	Cash 7.25% + SOFR[3]	9/13/2029	Term Loan	9/13/2023	8,974,215	#
Total Western Europe					48,849,070
Total Direct Credit (Cost $124,629,224)					126,741,798

	Investment Type	Acquistion Date	Fair Value
Direct Equity - 37.9%
Asia - 0.48%
Health Care - 0.48%
Indigo, L.P.*[1,2,6]	Limited Partnership Interest	6/18/2021	14,783,909
Total Asia			14,783,909

North America - 29.3%
Construction - 0.82%
GridSource Holdings, LLC.*[1,6,10] (1000 Units)	Preferred Units	6/8/2023	25,331,819	#
Consumer Discretionary - 1.26%
CL DAL Opportunities Feeder, L.P.*[1,6]	Limited Partnership Interest	9/9/2020	964,818
LUV Car Wash Holdings LLC.*[1,2,6]	Limited Partnership Interest	3/2/2022	17,186,744	#
MiddleGround Checker Co-Invest Partners L.P.*[1,2,4,6]	Limited Partnership Interest	1/31/2022	10,840,640
RC V RW Investor-B, LLC*[1,6]	Limited Partnership Interest	10/23/2020	9,850,546
Total Consumer Discretionary			38,842,748

Consumer Services - 1.9%
Bloom Aggregator, L.P.*[1,5,6] (13,100 shares)	Common Stock	6/11/2024	13,035,258	#
MidOcean Partners SC-G, L.P.*[1,5,6]	Class A Limited Partner	5/2/2024	45,253,581
Total Consumer Services			58,288,839

Distribution Services - 0.36%
V-Co-Invest II, L.P.*[1,6,10]	Limited Partnership Interest	6/30/2023	10,965,978

Diversified Consumer Servies - 1.73%
KKR Game Changer Co-Invest Feeder II, L.P.*[1,5,6]	Limited Partnership Interest	5/30/2024	53,340,694

Diversified Financials - 1.07%
AMLRS Equity Investors, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	1,897,462
LEP PCS Co-Invest, L.P.*[1,5,6]	Limited Partnership Interest	11/20/2023	31,058,417
Total Diversified Financials			32,955,879

Financials - 1.44%
TSOII Project Sun Investment Aggregator, L.P.*[1,5,6]	Limited Partnership Interest	12/29/2023	21,785,167
RCP Sun Co-Invest B, L.P.*[1,4,5,6]	Preferred Equity	8/16/2024	22,610,213
Total Financials			44,395,380

Health Care - 6.79%
CCBlue Limited Partnership*[1,2,6,7]	Limited Partnership Interest	5/24/2022	1,462,325
Cyan Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	6/13/2024	-
Holiday Co-Investment Blocker, LLC.*[1,2,4,6]	Limited Partnership Interest	2/7/2023	7,209,254
FFL V Badge 21 Co-Investment Parallel Fund, L.P.*[1,5,6]	Limited Partnership Interest	7/8/2024	57,500,000
NEA BH SPV II, L.P.*[1,6]	Limited Partnership Interest	9/2/2020	53,630
Sylvester 2023, L.P.*[1,5,6]	Limited Partnership Interest	12/18/2023	11,132,104
Taurus Holdco, L.P.*[1,5,6] (650,000 shares)	Common Stock	11/19/2024	65,000,000
Teal Parent Holdings, L.P.*[1,6]	Limited Partnership Interest	9/21/2020	9,128	#
TVG-Hero Holdings II, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	5,416,117
Vistria Soliant Holdings, L.P.*[1,4,5,6] (58,970 shares)	Preferred Equity	7/17/2024	60,787,613
Total Health Care			208,570,171

Health Care/Pharmaceuticals - 1.94%
Cosette Pharmaceuticals Holdings, Inc.*[1,4,5,6]	Common Equity	7/9/2024	59,655,000	#

Industrial Services - 2.78%
Bad Boy Mowers JV Investments, L.P.*[1,5,6] (300,000 Class A-1 Units)	Limited Partnership Interest	11/10/2023	33,457,454	#
Einstein 2021, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	19,453,706
KAWP Holdings, L.P.*[1,6]	Limited Partnership Interest	12/18/2020	23,137,199	#
Oscar Holdings, L.P.*[1,2,4,6]	Limited Partnership Interest	4/27/2022	9,428,483	#
Total Industrial Services			85,476,842

Industrials - Aerospace - 0.65%
Sands Capital Global Innovation Fund II-AN, L.P.*[1,5,6]	Common Equity	8/2/2024	20,000,000	#

Information Technology - 2.48%
Beantown IVP Co-Invest II, L.P.*[1,2,6]	Preferred Equity	3/8/2023	7,017,099
Cinven Arrow, L.P.*[1,5,6,7]	Limited Partnership Interest	6/21/2023	17,609,177
Fetch Rewards, Inc.*[1,2,6] (1,066,460 Series E Preferred shares)	Preferred Equity	3/23/2022	8,204,845	#
Follett Acquisition, L.P.*[1,2,6]	Limited Partnership Interest	1/12/2022	5,891,595	#
Ignite Resonate Co-Investors, LLC.*[1,2,6]	Limited Partnership Interest	7/27/2022	9,181,291	#
Sands Capital Global Innovation Fund II-DB, L.P.*[1,5,6]	Limited Partnership Interest	12/16/2024	20,000,000	#
T-VIII Skopima Co-Invest, L.P.*[1,2,4,6]	Limited Partnership Interest	5/7/2021	1,074,684
Thrive Capital Partners VIII Growth-B, LLC.*[1,2,6]	Preferred Equity	3/17/2023	7,168,206
Total Information Technology			76,146,897

Insurance - 1.0%
T-IX Butterfly Co-Invest, L.P.*[1,5,6]	Limited Partnership Interest	5/2/2024	30,716,432

Semiconductors and Equipment - 0.34%
THL Fund Investors (Altar), L.P.*[1,2,4,6]	Limited Partnership Interest	1/27/2022	10,286,560	#

Software and Services - 2.55%
EQT X Co-Investment (A) SCSp*[1,5,6]	Limited Partner Interest	6/10/2024	43,846,794
Project Brewer*[1,6] (843.579 Series A shares, 11.00%)	Preferred Equity	11/12/2020	871,361	#
Project Rock Co-Invest Fund, L.P.*[1,5,6]	Limited Partnership Interest	11/9/2023	33,692,444
Total Software and Services			78,410,599

Technology - 1.01%
Northleaf Thor Co-Investment (Blocked) II, L.P.*[1,5,6]	Class A Limited Partner	5/28/2024	31,092,194

Transportation - 0.65%
EDR Co-Invest Aggregator, L.P.[1,4,5,6]	Limited Partnership Interest	2/12/2024	20,014,930

Utilities - 0.53%
Terramont Montauk Co-Invest L.P.*[1,4,5,6]	Limited Partnership Interest	7/25/2024	16,297,183	#
Total North America			900,788,145

Western Europe - 8.12%
Construction - 1.17%
GTCR (C) Investors, L.P.*[1,4,5,6]	Limited Partnership Interest	9/13/2023	36,070,128

Consumer Staples - 1.4%
ORCP IV Pop Co-Investors, L.P,*[1,5,6]	Limited Partnership Interest	11/8/2024	42,972,906

Diversified Financials - 0.4%
Enak Aggregator, L.P.*[1,2,6,7]	Limited Partnership Interest	1/18/2022	12,232,163

Financials - 2.34%
Estancia Ruby Intermediate Aggregator, L.P.*[1,5,6,7]	Limited Partnership Interest	6/3/2024	26,623,959
PSC Tiger, L.P.*[1,4,5,6]	Preferred Equity & Common Equity	9/4/2024	45,420,836
Total Financials			72,044,795

Health Care - 0.25%
Panacea Co-Investment, L.P.*[1,6,7]	Limited Partnership Interest	12/21/2020	7,619,822

Industrials - 0.5%
FSN Capital Unique Co-Investment, L.P.*[1,2,6,7]	Limited Partnership Interest	3/9/2022	15,406,522

Information Technology - 0.35%
Sakura Co-Invest Holdings, L.P.*[1,2,4,6,7]	Limited Partnership Interest	5/24/2023	10,650,842

Insurance - 0.4%
Chance Co-Investment, L.P.*[1,6,7]	Limited Partnership Interest	12/21/2020	12,484,544

Software and Services - 0.13%
Bowmark Investment Partnership - J, L.P.*[1,6,7]	Limited Partnership Interest	10/15/2020	3,913,927
TPG Vardos CI, L.P.*[1,4,6]	Limited Partnership Interest	9/9/2020	36,845
Total Software and Services			3,950,772

Technology - 1.18%
Cloud Co-Investment, L.P.*[1,4,5,6,7]	Limited Partnership Interest	12/22/2023	13,328,189
Smash Capital Trend Aggregator LLC*[1,5,6]	Class A Interest	4/24/2024	22,972,053
Total Technology			36,300,242
Total Western Europe			249,732,736
Total Direct Equity (Cost $1,044,192,371)			1,165,304,790

	Investment Type	Acquistion Date	Fair Value
Secondary Investments - 50.07% ^
Secondary Direct Equity - 1.81%
North America - 1.81%
Distribution Services - 1.03%
MiddleGround Carbon CV, L.P.*[1,4,5,6]	Limited Partnership Interest	11/15/2023	31,590,342

Growth Equity - 0.14%
Madison Bay - HL, L.P.*[1,2,5,6]	Limited Partnership Interest	9/4/2020	4,311,938

Professional Services - 0.64%
Hockey Parent Holdings, L.P.*[1,5,6] (175,000.65 units)	Class A Units	9/14/2023	19,924,432	#
Total North America			55,826,712
Total Secondary Direct Equity (Cost $45,943,470)			55,826,712

Secondary Funds - 48.26%
Africa - 0.01%
Diversified Financials - 0.01%
Helios Investors II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	321,740

Asia - 0.55%
Computer Software and Services - 0.0%
Baring Asia Private Equity Fund IV, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	-

Consumer Discretionary - 0.05%
L Catterton Asia 3 Continuation Fund Sing, L.P.*[1,2,4,6]	Limited Partnership Interest	6/23/2022	1,596,360

Diversifed Financials - 0.07%
AIF Capital Asia IV Continuation, L.P.*[1,5,6]	Limited Partnership Interest	11/4/2024	888,895
CDH Venture Partners II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	43,549
CDH Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	295,244
Navis Asia Fund V, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	498,142
Quadrant Private Equity No. 3, L.P.*[1,5,6,7]	Limited Partnership Interest	11/30/2023	293,499
TRG Growth Partnership II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	90,770
Total Diversified Financials			2,110,099

Financials - 0.09%
Capital Today China Growth Fund, L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	1,253,348
Dahlia (Mauritius) Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	883,809
Indium IV (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	9,748
Primavera Capital (Cayman) Fund I, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	364,142
TPG Asia V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	168,220
Total Financials			2,679,267

Health Care - 0.29%
LC Healthcare Continued Fund I, L.P.*[1,2,4,6]	Limited Partnership Interest	5/12/2021	8,925,944

Industrial Manufacturing - 0.02%
Asia Opportunity Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	634,502

Materials - 0.0%
Indium III (Mauritius) Holdings Limited*[1,4,5,6]	Limited Partnership Interest	9/29/2023	13,750

Real Estate - 0.01%
Baring Asia Private Equity Fund V, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	331,640

Technology - 0.02%
IDG-Accel China Capital, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	685,252
Total Asia			16,976,814

Caribbean - 0.0%
Diversified Financials - 0.0%
Wind Point Partners IX-B, L.P.*[1,4,6,10]	Limited Partnership Interest	12/29/2023	107,149
Total Caribbean			107,149

Middle East - 0.53%
Software and Services - 0.26%
Awz Pentera III, LLC*[1,2,6] (15 shares)	Common Stock	12/21/2022	7,927,830

Venture Capital - 0.27%
Pitango Continuation Fund 2021, L.P.*[1,2,4,6]	Limited Partnership Interest	11/9/2021	8,218,939
Total Middle East			16,146,769

North America - 40.81%
Communication Services - 1.79%
Delta-v VN, L.P.*[1,4,5,6]	Limited Partnership Interest	7/19/2024	55,070,736

Corporate Finance/Buyout - 3.72%
ACON Strategic Partners II-B, L.P.*[1,2,4,6]	Limited Partnership Interest	8/2/2022	23,560,113
Audax Private Equity Fund IV CF, L.P.*[1,4,6]	Limited Partnership Interest	12/23/2020	5,286,235
CLP Select Opportunities, L.P.*[1,4,6]	Limited Partnership Interest	12/10/2020	14,869,054
JZHL Secondary Fund, L.P.*[1,4,6,8]	Limited Partnership Interest	12/4/2020	2,912,471
Kelso Investment Associates IX, L.P.*[1,4,6,9]	Limited Partnership Interest	9/30/2022	29,073,808
KPS Special Situations Fund IV, L.P.*[1,4,6]	Limited Partnership Interest	9/30/2020	1,467,008
Roark Capital Partners CF L.P.*[1,2,4,6]	Limited Partnership Interest	8/26/2022	8,777,719
TorQuest Partners Fund US IV L.P.*[1,2,4,6,7]	Limited Partnership Interest	9/30/2022	4,877,336
Trilantic Capital Partners VI Parallel II (North America), L.P.*[1,2,4,6]	Limited Partnership Interest	12/31/2021	7,303,325
Webster Equity Partners Pinnacle, L.P.*[1,2,6]	Limited Partnership Interest	11/18/2021	15,344,760
Wind Point Partners VIII-B, L.P.*[1,4,6]	Limited Partnership Interest	3/31/2021	792,289
Total Corporate Finance/Buyout			114,264,118

Distribution Services - 0.65%
WCM Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	12/24/2023	20,079,114

Diversified Financials - 20.21%
Advent International GPE IX-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	9,274,572
Advent International GPE VIII-C, L.P.*[1,2,6]	Limited Partnership Interest	6/30/2023	19,676,940
Advent International GPE VIII-H, L.P.*[1,5,6]	Limited Partnership Interest	3/29/2024	2,558,701
Advent International GPE X-D SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,134,408
AEA Mezzanine Fund III, L.P.*[1,4,6,9]	Limited Partnership Interest	7/3/2023	97,676
AEA Mezzanine Fund IV, L.P.*[1,4,6,9]	Limited Partnership Interest	7/3/2023	4,119,458
Apollo Overseas Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,354,727
Arrowhead Capital Fund III, L.P.*[1,4,6,9]	Limited Partnership Interest	6/30/2023	3,226,516
Bain Capital Fund XII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,022,909
Bain Capital Fund (Lux) XIII SCSp*[1,4,5,6]	Limited Partnership Interest	3/29/2024	3,965,893
Blackrock Sapphire POF, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	69,968,837
Blackstone Tactical Opportunites Fund II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	3,716,412
Blackstone Tactical Opportunites Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	22,719,527
Centerbridge Capital Partners III-A, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,604,748
CI Capital Investors II Follow-On Partners, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	4,420
Clayton Dubilier & Rice Fund X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	1,800,480
Clayton Dubilier & Rice Fund XI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	3,582,482
Court Square Capital Partners Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	2/7/2024	23,714,906
Court Square Capital Partners Fund V, L.P.*[1,4,6]	Limited Partnership Interest	2/29/2024	-
Gasherbrum Fund I, L.P.*[1,5,6]	Limited Partnership Interest	11/27/2023	49,384,784
Genstar Capital Partners IX, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,282,225
Genstar Capital Partners X, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	2,495,781
GI Partners Fund VI, L.P.*[1,4,6,9]	Limited Partnership Interest	3/28/2024	37,978,847
GoldPoint Mezzanine Partners IV, L.P.*[1,4,6,9]	Limited Partnership Interest	6/30/2023	3,242,326
HGGC Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	8,569,752
HGGC Fund IV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	5,871,133
ICG North American Private Debt Fund II, L.P.*[1,4,6,9]	Limited Partnership Interest	7/13/2023	2,474,169
Levine Leichtman Capital Partners VII-A, L.P.*[1,4,5,6]	Limited Partnership Interest	11/1/2024	398,061
LLCP LMM Acquisition Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	11/20/2024	41,284,748
MDCP Insurance SPV, L.P.*[1,2,4,6]	Limited Partnership Interest	6/28/2023	19,089,340
New Mountain Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,000,652
Oaktree Power Opportunities Fund III (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	25,209
Oaktree Power Opportunities Fund IV Feeder (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/28/2024	46,543
Paddington Partners 3, L.P.*[1,4,5,6]	Limited Partnership Interest	12/21/2023	55,616,135
Platinum Equity Capital Partners IV, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	3,730,432
Platinum Equity Capital Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	5,585,226
Silver Lake Partners V, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	6,694,337
Silver Lake Partners VI, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	7,328,756
TA XII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,264,337
TA XII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	2,644,114
TA XIII, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	3,371,988
TA XIII-B, L.P.*[1,2,4,6]	Limited Partnership Interest	3/30/2023	1,517,395
TA XIV, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	1,637,829
The Resolute Fund IV, L.P.*[1,4,5,6]	Limited Partnership Interest	12/28/2023	55,839,654
The Resolute II Continuation Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/20/2021	7,945,557
Thoma Bravo Discover Fund III-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	2,667,798
Thoma Bravo Fund XIV-A, L.P.*[1,4,5,6]	Limited Partnership Interest	3/29/2024	4,706,939
Warburg Pincus (Callisto-A) Global Growth (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	6/27/2024	54,645,270
Warburg Pincus Global Growth-B, L.P.*[1,4,5,6]	Limited Partnership Interest	3/28/2024	4,053,441
Warburg Pincus Jovian GG, L.P.*[1,4,5,6]	Limited Partnership Interest	12/17/2024	232,323
Warburg Pincus Private Equity XII-B, L.P.*[1,5,6]	Limited Partnership Interest	3/28/2024	2,543,942
Wind Point Partners IX-A, L.P.*[1,4,6,10]	Limited Partnership Interest	12/29/2023	23,868,172
Wind Point Partners VIII-A, L.P.*[1,4,6,9]	Limited Partnership Interest	12/29/2023	9,128,765
Wind Point Partners X-B, L.P.*[1,4,5,6]	Limited Partnership Interest	1/23/2024	5,861,592
Total Diversified Financials			621,571,184

Financials - 0.85%
APH Extended Value Fund H, L,P.*[1,4,5,6]	Limited Partnership Interest	12/27/2024	-
Motive InvestCloud Co-Investment II, L.P.*[1,2,4,6]	Limited Partnership Interest	5/22/2024	722,978
SCP Harbor, L.P.*[1,4,5,6]	Preferred Equity	10/13/2023	25,358,767
Total Financials			26,081,745

Growth Equity - 1.23%
10K Lakes Fund II, L.P.*[1,2,4,6]	Limited Partnership Interest	10/27/2021	767,146
Everstone Capital Partners III, L.P.*[1,4,6]	Limited Partnership Interest	10/15/2020	6,975,049
L Catterton Growth IV L.P.*[1,2,4,6]	Limited Partnership Interest	3/31/2021	6,805,400
Motive IC SAS-A, L.P.*[1,2,6]	Limited Partnership Interest	6/28/2021	3,298,705
NewView Capital Special Opportunities Fund I, L.P.*[1,4,6]	Limited Partnership Interest	10/23/2020	20,122,285
Total Growth Equity			37,968,585

Healthcare & Business Services - 1.84%
Eversecure PTE. LTD.*[1,2,6] (5,000,000 Series A Preference shares)	Limited Partnership Interest	5/4/2022	4,819,710
NewView Capital Special Opportunities Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	12/13/2023	46,050,506
TDP Western Veterinary Co-Invest Fund A, L.P.*[1,2,6]	Preferred Equity	3/15/2023	5,551,369
Total Healthcare & Business Services			56,421,585

Industrials - 5.64%
JFL-PURIS Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	6/27/2024	31,636,906
KIA X Knight SPV (DE), L.P.*[1,4,5,6]	Limited Partnership Interest	6/10/2024	60,706,332
The Resolute III Continuation Fund, L.P.*[1,5,6]	Limited Partnership Interest	9/27/2024	76,752,459
TRF IV CFS Continuation Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	9/27/2024	4,227,973
Total Industrials			173,323,670

Information Technology - 3.01%
Lightspeed Ascent Fund, L.P.*[1,4,5,6]	Limited Partnership Interest	11/19/2024	38,526,053
TSCP CV II, L.P.*[1,4,5,6]	Limited Partnership Interest	9/9/2024	42,684,270
Warburg Pincus Jovian GG, L.P.*[1,4,5,6]	Limited Partnership Interest	12/17/2024	3,136,397
ZMC II Extended Value Fund, L.P.*[1,2,4,6]	Limited Partnership Interest	8/19/2021	8,180,048
Total Information Technology			92,526,768

Manufacturing - 1.06%
VSC EV3 (Parallel), L.P.*[1,4,5,6]	Limited Partnership Interest	12/19/2023	32,455,846

Technology - 0.81%
Insight Venture Partners Coinvestment Fund III, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	29,549
Insight Venture Partners Coinvestment Fund (Delaware) III L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	1,417,481
Insight Venture Partners Growth-Buyout Coinvestment Fund L.P.*[1,4,6,10]	Limited Partnership Interest	9/29/2023	250,320
Insight Venture Partners Growth-Buyout Coinvestment Fund (Cayman), L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	3,699,500
Insight Venture Partners VIII (Co-Investors), L.P.*[1,4,6,10]	Limited Partnership Interest	9/29/2023	658,600
Insight Venture Partners IX L.P.*[1,4,6,10]	Limited Partnership Interest	9/29/2023	218,095
Insight Venture Partners (Cayman) VIII, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	8,448,084
Insight Venture Partners (Cayman) IX, L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	10,201,756
Total Technology			24,923,385
Total North America			1,254,686,736

South America - 0.03%
Diversified Financials - 0.03%
Advent Latin American Private Equity Fund IV-E L.P.*[1,5,6]	Limited Partnership Interest	9/29/2023	151,873
Advent Latin American Private Equity Fund V L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	264,355
Southern Cross Latin America Extension Fund IV L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	253,635
Victoria South American Partners II L.P.*[1,4,5,6]	Limited Partnership Interest	9/29/2023	206,049
Total Diversified Financials			875,912
Total South America			875,912

Western Europe - 6.33%
Corporate Finance/Buyout - 0.27%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,4,6,7]	Limited Partnership Interest	4/22/2021	8,242,293

Consumer Discretionary - 1.65%
L Catterton Europe IV Aggregator SLP*[1,5,6,7]	Limited Partnership Interest	11/25/2024	50,581,995
LCatterton Europe V, SLP*[1,4,5,6,7]	Limited Partnership Interest	12/20/2024	-
Total Consumer Discretionary			50,581,995

Diversified Financials - 3.11%
Ardian Buyout Fund VII*[1,4,6,7,11] (115,960 shares)	Common Stock	9/30/2024	10,119,186
Ardian Expansion Fund V*[1,6,7,11] (26,760 shares)	Common Stock	9/30/2024	2,686,794
BC European Capital X, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	3,730,955
BC European Capital XI, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	8,904,741
Bridgepoint Europe VI, L.P.*[1,6,7,11]	Limited Partnership Interest	9/30/2024	4,583,911
Charterhouse Capital Partners XI, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	2,502,715
CVC Capital Partners VI (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	1,729,619
CVC Capital Partners VII (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	4,028,646
CVC Capital Partners VIII (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	2,207,840
CVC European Equity Partners V (A) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	20,901
CVC European Equity Partners V (B) L.P.*[1,2,4,6,7]	Limited Partnership Interest	3/30/2023	52,252
Eurazeo PME IV*[1,4,6,7,11] (7,136,000 shares)	Common Stock	9/30/2024	3,588,335
IK IX Fund No.2 SCSp*[1,6,7,11]	Limited Partnership Interest	9/30/2024	8,267,530
Investindustrial VII, L.P.*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	7,537,912
Latour Capital III*[1,6,7,11] (7,136,000 shares)	Common Stock	9/30/2024	10,236,883
Qualium Fund III*[1,4,6,7,11] (71,360 shares)	Common Stock	9/30/2024	4,059,650
Sagard 3, FCPI*[1,2,4,6,7]	Limited Partnership Interest	7/23/2021	377,782
Sagard 4, FCPI*[1,2,4,6,7]	Limited Partnership Interest	9/3/2021	278,137
Trilantic Europe VI*[1,4,6,7,11]	Limited Partnership Interest	9/30/2024	5,061,673
VIP III Feeder, L.P.*[1,4,5,6,7]	Limited Partnership Interest	6/28/2024	9,010,518
VIP V Feeder S.C.Sp.*[1,4,5,6,7]	Limited Partnership Interest	7/31/2024	290,380
WPEF VI Feeder L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	2,194,746
WPEF VII Feeder L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	4,203,753
Total Diversified Financials			95,674,859

Health Care - 1.12%
AHP Cooper Sidecar, L.P.*[1,5,6]	Limited Partnership Interest	6/24/2024	34,564,101

Logistics - 0.06%
Verdane AB-IB Co-Invest AB*[1,2,4,6,7]	Limited Partnership Interest	3/20/2022	1,792,099

Technology Solutions - 0.11%
ECI 11 L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	3,513,203

Telecommunications - 0.01%
ECI 10 A L.P.*[1,4,5,6,7]	Limited Partnership Interest	9/29/2023	425,506
Total Western Europe			194,794,056
Total Secondary Funds (Cost $1,204,010,763)			1,483,909,176

	Interest rate	Principal Value	Shares	Fair Value
Short Term Investments - 19.17%
JPMorgan U.S. Government Money Market Fund - Agency Shares	4.31%[12]	N/A	3,716,815	3,716,815
UMB Bank, Money Market Fiduciary Deposit Investment	0.01%[12]	144,738,794	N/A	144,738,794
UMB Bank, Money Market Special II Deposit Investment[2,5]	4.19%[12]	441,057,094	N/A	441,057,094
Total Short Term Investments (Cost $589,512,703)				589,512,703

Total Investments (Cost $3,008,288,531)				3,421,295,179
Liabilities in excess of other assets - (11.26%)				(346,314,631)
Total Net Assets - 100%				$3,074,980,548

SOFR - Secured Overnight Financing Rate (Rate was 4.49% at December 31, 2024)

3M CME Term SOFR - Chicago Mercantile Exchange forward looking measure of SOFR for three months (Rate was 4.69157% at December 31, 2024)

SONIA (Sterling Overnight Index Average) – interest rate benchmark for the transition to sterling risk-free rates from LIBOR (Rate was 4.70% at December 31, 2024)

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.

^	Investments do not issue shares except where listed.
#	The Fair Value is estimated by the Valuation Designee (defined below) using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund's interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.

*	Investment is non-income producing.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $2,831,782,476, or 92.1% of net assets. As of December 31, 2024, the aggregate cost of each investment restricted to sale was $3,604,354, $5,839,845, $4,721,128, $5,007,416, $4,925,000, $154,558, $5,902,118, $5,352,360, $9,081,589, $463,750, $496,618, $281,556, $3,652,106, $2,958,080, $8,331,572, $2,450,271, $1,284,662, $15,352,439, $20,890,611, $15,042,497, $8,836,694, $4,400,000, $12,839,203, $3, $13,972,472, $9,684,276, $6,735,406, $13,100,000, $39,256,337, $17,138,537, $50,000,000, $1,413,356, $30,112,854, $20,023,319, $21,945,824, $7,924,074, $0, $6,946,661, $57,500,000, $5,019,357, $10,034,384, $65,000,000, $32,520, $1,939,297, $58,970,000, $59,655,000, $30,000,000, $9,971,816, $9,541,569, $7,000,000, $20,000,000, $5,000,000, $15,883,866, $4,999,970, $9,978,104, $9,005,780, $20,000,000, $526,015, $5,006,042, $26,324,452, $8,528,909, $42,585,000, $1,016,077, $25,457,834, $28,442,241, $16,000,000, $16,297,183, $22,531,257, $42,972,906, $9,652,847, $27,091,276, $46,381,941, $7,725,535, $11,545,729, $8,192,955, $5,851,989, $2,583,473, $48,354, $12,968,771, $21,437,600, $25,633,004, $2,810,401, $17,500,065, $372,064, $9,755, $3,368,157, $860,907, $25,912, $0, $253,748, $63,995, $0, $720,612, $337,227, $3,353, $37,465, $0, $6,880,022, $271,636, $0, $0, $637,302, $86,701, $3,030,000, $7,218,296, $41,380,769, $6,463,631, $4,204,401, $11,042,924, $2,543,326, $19,456,731, $1,445,336, $5,618,136, $16,182,446, $6,068,178, $10,000,000, $868,043, $14,129,967, $8,332,802, $20,612,352, $2,338,650, $1,836,642, $0, $3,699,285, $4,256,365, $2,545,376, $5,044,610, $3,775,184, $58,571,317, $3,334,727, $17,581,469, $1,351,452, $10,526, $2,209,438, $3,987,986, $25,263,051, $0, $40,104,220, $2,054,487, $2,224,344, $30,798,750, $2,447,546, $9,238,603, $5,288,532, $1,668,527, $550,694, $36,956,771, $11,243,579, $3,610,618, $0, $2,109, $47,008,768, $3,880,644, $5,287,859, $5,028,534, $5,792,210, $3,324,547, $2,317,115, $2,886,888, $1,221,470, $1,505,857, $38,539,064, $5,266,007, $2,284,875, $4,204,755, $35,630,726, $3,264,707, $231,480, $2,361,116, $19,768,671, $7,460,271, $4,941,226, $0, $284,808, $14,073,353, $1,803,378, $3,919,762, $6,949,897, $2,854,940, $10,429,845, $5,000,000, $38,768,176, $3,375,000, $30,967,458, $47,131,655, $64,659,594, $4,119,073, $38,220,000, $42,139,885, $3,125,022, $5,179,341, $22,217,186, $14,901, $713,665, $204,915, $3,090,486, $351,116, $162,931, $4,500,064, $7,670,723, $60,627, $9,958, $71, $237,266, $3,359,086, $39,097,500, $0, $8,778,440, $2,245,943, $3,367,521, $8,026,794, $4,168,196, $2,274,853, $1,751,322, $3,933,426, $2,183,834, $14,367, $36,080, $2,599,490, $7,542,374, $6,657,189, $9,512,604, $3,586,300, $474,780, $258,083, $5,575,698, $7,978,073, $649,012, $1,588,660, $5,094,411, $25,518,666, $5,729,344, $3,029,528 and $16,251, respectively, totaling $2,418,775,828.
[2]	All or a portion of this security is held through HL PAF Holdings, LLC. (See Note 1).
[3]	These loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the LIBOR, (iii) the Certificate of Deposit rate, (iv) SOFR or (v)SONIA.

[4]	Investment has been committed to but has not been fully funded by the Fund. (See Note 11).
[5]	All or a portion of this security is held through HL PAF Splitter LLC. (See Note 1).
[6]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
[7]	Foreign security denominated in U.S. Dollars.
[8]	All or a portion of this security is held through HL PAF JZ Blocker. (See Note 1).
[9]	All or a portion of this security is held through HL PAF Diamondback Blocker. (See Note 1).
[10]	All or a portion of this security is held through HL PAF DE Blocker LLC. (See Note 1).
[11]	All or a portion of this security is held through HL PAF Da Vinci SPV LLC. (See Note 1).
[12]	The rate is the annualized seven-day yield at year end.

See accompanying notes to consolidated schedule of investments.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2024 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets and Liabilities. The Fund values its investments in investment funds at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”).

The Fund’s direct investments are also in private equity credit and equity-related investments that are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these direct investments at estimated fair values, using present value and other subjective valuation techniques. These may include references to market multiples, valuations for comparable companies, public market or private transactions, subsequent developments concerning the companies to which the securities relate, results of operations, financial condition, cash flows, and projections of such companies provided to the Adviser and such other factors as the Adviser may deem relevant. Depending on the circumstances, company multiples will not always be comparable due to the size of the related companies or associated transactions being used as comparable data in valuation.

The Adviser utilizes a valuation committee, consisting of senior members of the management team, to review and approve the valuation results related to the investments. The Adviser also utilizes independent valuation firms to provide third-party valuation consulting services for direct credit and direct equity investments.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Fund’s Board of Trustees (“Board”), the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Adviser subject to the oversight of the Board (in such capacity, the “Valuation Designee”). The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Hamilton Lane Private Assets Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2024 (Unaudited)

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in private equity partnerships.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Investment Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Investment Fund as reported by the administrators and/or investment managers of the underlying Investment Funds. All valuations utilize financial information supplied by each Investment Fund and are net of management and incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Investment Funds’ compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund’s financial statements.

The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Fund’s management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2024, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II	Level III	Total
Assets
Investments
Direct Credit	$-	$-	$102,035,458	$102,035,458
Direct Equity	-	-	291,898,352	291,898,352
Secondary Direct Equity	-	-	-	-
Short Term Investments	589,512,703	-	-	589,512,703
Total Investments	$589,512,703	$-	$393,933,810	$983,446,513

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $2,437,848,666 are excluded from the fair value hierarchy as of December 31, 2024.